Revenue - Schedule of Revenue (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 1,942	$ 1,987	$ 4,115	$ 4,212
Alternative revenue	(9)	(6)	3	(2)
Other revenue	14	34	26	79
Revenues	1,947	2,015	4,144	4,289
Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,831	1,881	3,906	4,013
Other services revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	111	106	209	199
Other services revenue | Regulated operations
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	57	53	109	100
ITC | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	400	411	741	775
UNS Energy | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	475	502	862	907
Central Hudson | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	208	186	496	422
FortisBC Energy | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	204	231	634	718
FortisAlberta | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	139	149	276	293
FortisBC Electric | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	80	74	180	173
Newfoundland Power | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	147	154	367	381
Maritime Electric | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	48	47	102	98
FortisOntario | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	48	50	97	101
Caribbean Utilities | Caribbean | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	62	57	114	107
FortisTCI | Caribbean | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 20	$ 20	$ 37	$ 38